DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
401(K) Plan
DESCRIPTION OF PLAN
DESCRIPTION OF PLAN

NOTE A - DESCRIPTION OF PLAN

The following brief description of the Orange County Bancorp, Inc. 401(k) Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan agreement for more complete information.

General.

The Orange Bank & Trust Company (the “Bank”), formerly known as Orange County Bank and Trust Company established the Orange County Trust Company Employee Stock Ownership Plan with Section 401(k) Provisions effective as of January 1, 1993. As of January 1, 2016, the Orange County Trust Company Employee Stock Ownership Plan was amended and restated to provide for the transfer of the sponsorship of the Plan from Orange County Trust Company to Orange County Bancorp, Inc. and that the Plan allow for automatic enrollment for new hires and safe harbor non-elective contribution. It is intended that the Plan be a qualified profit-sharing plan within the meaning of Section 401(a) of the Internal Revenue Code of 1986, as amended (the “Code”), that the requirements of Code Sections 401(k) or 414(v) be satisfied as to that portion of the Plan applicable to Before-Tax Contributions, that the requirements of Code Section 401(m) be satisfied as to that portion of the Plan applicable to Employer Matching Contributions, and that the Trust or other funding vehicle associated with the Plan be exempt from Federal income tax pursuant to the provisions of Code Section 501(a). The Plan is intended to include a stock bonus plan qualified under Code Section 401(a) and a non-leveraged employee stock ownership plan (ESOP) satisfying the requirements of Code Sections 401(a), 409 and 4975e. The ESOP component of the Plan is designed to be invested primarily in employer securities within the meaning of Code Section 4975(e)(8) and such, the primary investment of the ESOP shall be the Orange County Bancorp, Inc. Stock Fund. The Plan is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Plan was administered by Pentegra Services, Inc. (“Pentegra”) during 2024 and until November 2025. Beginning in November 2025, Principal Trust Company (“Principal”) became the administrator of the Plan. Empower Trust Company LLC was the recordkeeper between January and November 2025. During November 2025, the recordkeeping of the Plan was transferred and converted to Principal.

Eligibility.

Effective November 15, 2025, employees of the Bank who have attained the age of 18 are eligible to participate in the Plan and receive employer contributions after 6 months of service provided they have at least 500 hours of service. Prior to November 15, 2025, employees of the Bank who have attained the age of 18 were eligible to participate in the Plan after 6 months of service, provided they have at least 1000 hours of service. A Participant, prior to November 15, 2025, was eligible to receive Employer Matching Contributions and Discretionary Employer contributions upon attaining age of 21 and completing a year of service, provided they have at least 1,000 hours of service.

Contributions.

Each year, participants may contribute up to the annual maximum determined by the Internal Revenue Code, as defined in the Plan. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. The Plan allows for Pre-Tax and Roth Elective Deferrals. Participants may designate all or a portion of their deferrals as Roth Elective Deferrals. Each employee who becomes eligible to participate in the Plan after January 1, 2016 and who has not specifically elected to make salary reduction contributions will be automatically enrolled for pre-tax salary reduction contributions at a rate of 6% of base pay. Participants may also contribute amounts representing distributions from other qualified defined benefit or contribution plans. Participants direct the investment of their contributions into various investment options offered by the Plan. The Bank makes additional contributions to eligible participant accounts. Effective for Plan years beginning after January 1, 2016, to satisfy the requirements of IRC sections 401(k)(12), the Bank will make safe harbor non-elective contributions equal to 3% of eligible participants annual compensation.

Effective June 1, 2025, eligible participants receive employer matching contributions up to 4% of base compensation. Effective for Plan years beginning after January 1, 2016, to satisfy the requirements of IRC sections 401(k)(12), the Bank will make safe harbor non-elective contributions equal to 3% of eligible participants annual compensation.

Participant Accounts

Each participant’s account is credited with the participant’s contribution and allocations of (a) the Bank’s contribution and, (b) Plan earnings (losses), and charged with an allocation of any administrative expenses paid by the Plan. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are immediately vested in before tax contributions, Roth contributions, rollover contributions, Employer’s safe harbor non-election contribution, Employer’s discretionary contributions and actual earnings thereon.

Vesting in any Employer’s matching contribution portion of the participant accounts is based on years of continuous service. Effective June 1, 2025, a participant is vested 33% a year and is 100% vested after three years of credited service. Prior to June 1, 2025, a participant was vested 20% a year and was 100% vested after five years of credited service.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their account balance. The notes are secured by the balance in the participant’s account and bear a reasonable interest rate equal to the prevailing rate charged by lenders for similar loans as determined by the Bank. The interest rates are between 4.25% and 9.50% as of December 31, 2025. Principal and interest are paid ratably through bi-weekly payroll deductions.

Payment of Benefits

On termination of service due to death, disability or retirement, a participant may elect to receive either a lump-sum amount equal to the value of the participant’s vested interest in his or her account or in monthly, quarterly, semiannual or annual installments; provided, however that such period shall not extend beyond the participant’s life expectancy or the life expectancy of the participant and his/her designated beneficiary.

Effective November 6, 2020, the Plan was amended to permit an automatic rollover of a participant’s vested account balance between $1,000 and $5,000 in the event the participant does not make a distribution election under the Plan.

In accordance with the Plan provisions, participants may make withdrawals from their accounts. To qualify for a withdrawal, participants must attain age 59-1/2, establish permanent or total disability, or demonstrate financial hardship as defined under the Plan.

Funds available for a hardship withdrawal are limited to a participant’s need and may not exceed the total of the participant’s contributions, certain Bank contributions, and earnings in the Plan as defined. Eligibility for a hardship withdrawal is defined as the need for uninsured medical expenses, purchase of a participant’s principal residence, payment of post-high school tuition, to prevent the loss of residence, payment for burial or funeral expenses for a parent, child, spouse or dependent, or expenses for the repair of damage to the employee’s principal residence under Internal Revenue Code Section 165.

Forfeited Accounts

At December 31, 2025 and 2024 forfeited non-vested account balances were $0. This account would be used to reduce future employer matching contributions to the plan and then to pay administrative expenses of the Plan. For the year ended December 31, 2025, administrative expenses were reduced by $1,574 from forfeited nonvested accounts.